BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 40,151	$ 101,953	$ 13,139
Accounts Receivable	149,640	97,245	39,711
Inventories	360,663	122,175	145,209
Prepaid Expense and other assets	149,524	60,588	27,409
Total Current Assets	699,977	381,961	225,468
Fixed Assets, net	204,658	158,110	3,521
Intangibles, net	68,137	53,355	140,588
Total Assets	972,772	593,426	369,577
Current Liabilities:
Current portion of convertible debt, net of discounts of $0 and $21,138 (See Note 6)		0	1,081,187
Accounts payable	1,625,330	1,062,108	733,595
Accrued expenses	2,194,486	2,057,957	1,599,519
Short-term note payable	81,124	280,000	0
Deferred Revenue	5,000	69,000	0
Total Current Liabilities	3,905,940	3,469,065	3,414,301
Long-term debt and convertible debt, net of discounts of $0 and $0 (See Note 6)		0	89,300
Accrued Expenses	290,344	331,216	0
Liability for equity-linked financial instruments	130	11,599	169,179
Total Liabilities	4,196,414	3,811,880	3,672,780
Commitments and Contingencies	0	0	0
Stockholders' Deficit:
Common stock value	2,228,700	2,199,376	1,042,473
Additional paid-in capital	26,647,135	23,279,585	14,945,435
Deficit accumulated during development stage	(32,099,683)	(28,697,415)	(19,291,111)
Total Stockholders' Deficit	(3,223,642)	(3,218,454)	(3,303,203)
Total Liabilities and Stockholders' Deficit	972,772	593,426	369,577
Series A Preferred Stock [Member]
Stockholders' Deficit:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 40,000 authorized, 20,550 outstanding	$ 206	$ 0